Document And Entity Information	Jan. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2026
Entity Registrant Name	Franklin Covey Co.
Entity Central Index Key	0000886206
Entity Emerging Growth Company	false
Entity File Number	001-11107
Entity Incorporation, State or Country Code	UT
Entity Tax Identification Number	87-0401551
Entity Address, Address Line One	13907 South Minuteman Dr., Suite 500
Entity Address, City or Town	Draper
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84020
City Area Code	801
Local Phone Number	817-1776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.05 Par Value
Trading Symbol	FC
Security Exchange Name	NYSE